Property and Equipment, Net - Schedule of Property and Equipment, Net from Continuing Operations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (677,311)	$ (624,162)
Property and equipment, net	97,267	117,635
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	382,125	370,760
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	272,370	254,525
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 120,083	$ 116,512